Supplemental Information on Gas Producing Activities (Unaudited) (Results of Operations Related to Natural Gas Production) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues	$ 452,962	$ 385,438	$ 88,106
Production costs	201,980	67,032	18,300
Exploration costs	3,137	4,018	9,951
Depreciation, depletion and amortization	308,194	151,900	31,467
Incentive unit expense	33,873	86,020	0
Restricted unit expense	0	0	32,906
Impairment of oil and gas properties	18,250	0	0
Impairment of goodwill	294,908	0	0
Acquisition costs	108	820	0
(Gain) loss from sale of interest in gas properties	(953)	0	4,230
Other expense	6,028	0	0
General and administrative expenses	78,592	46,229	13,778
Income tax expense	6,039	38,871	0
Results of operations from producing activities	$ (497,194)	$ (9,452)	(22,526)
Marcellus Joint Venture
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues			45,339
Production costs			12,557
Depreciation, depletion and amortization			12,500
Impairment of oil and gas properties			0
General and administrative expenses			1,557
Results of operations from producing activities			$ 18,725